Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2017 - Long Term Debt ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2018	$ 1,002	¥ 6,516
2019	1,002	6,516
2020	792	5,154
2021	1,000	6,506
2022	1,650	10,735
Thereafter	$ 1,100	¥ 7,157